Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG River Road Dividend All Cap Value Fund

Supplement dated December 4, 2020 to the Prospectus,

dated March 1, 2020, as supplemented March 23, 2020 and May 15, 2020

The following information supplements and supersedes any information to the contrary relating to AMG River Road Dividend All Cap Value Fund (the “Fund”), a series of AMG Funds IV, contained in the Fund’s Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective January 1, 2021 (the “Implementation Date”), the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager has agreed, through at least March 1, 2022, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.78% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. Also effective on the Implementation Date, the amount of shareholder servicing fees Class N and Class I shares of the Fund are each authorized to pay to financial intermediaries is decreased from 0.15% to 0.04%. Shareholders will not experience a net increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for the Fund.

Effective on the Implementation Date, to reflect the changes described above and other changes, the Prospectus is revised as follows:

The sections under “Summary of the Funds – AMG River Road Dividend All Cap Value Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 31 are deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.25%	0.25%	0.21%
Total Annual Fund Operating Expenses	1.10%	0.85%	0.81%
Fee Waiver and Expense Reimbursements[2]	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.07%	0.82%	0.78%

[1]	Expense information has been restated to reflect current fees.
[2]

AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2022, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest

(including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.78% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2022. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$109	$346	$603	$1,337
Class I	$84	$268	$468	$1,046
Class Z	$80	$255	$446	$998

The first sentence of the first paragraph in the section under “Additional Information About the Funds – AMG River Road Dividend All Cap Value Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 71 is deleted and replaced with the following:

Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.04% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred.

The third paragraph in the section under “Additional Information About the Funds – AMG River Road Dividend All Cap Value Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 71 is deleted and replaced with the following:

As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2022, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.78% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The sub-section “Choosing a Share Class – Class N Shares” in the section “Shareholder Guide” on page 102 is deleted and replaced with the following:

Class N shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class N’s NAV. Shareholders may bear shareholder servicing fees of up to 0.04% with respect to AMG River Road Dividend All Cap Value Fund and 0.15% with respect to each Fund other than AMG River Road Dividend All Cap Value Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Class N shares also pay distribution (12b-1) fees of 0.25%. See “Distribution and Service (12b-1) Fees” below for more information on 12b-1 fees.

The sub-section “Choosing a Share Class – Class I Shares” in the section “Shareholder Guide” on page 102 is deleted and replaced with the following:

Class I shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class I’s NAV. Shareholders may bear shareholder servicing fees of up to 0.10% with respect to AMG Managers Pictet International Fund, up to 0.04% with respect to AMG River Road Dividend All Cap Value Fund, and up to 0.15% with respect to each Fund other than AMG Managers Pictet International Fund and AMG River Road Dividend All Cap Value Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class I shares do not pay distribution (12b-1) fees. Shareholders who transact in Class I shares through a financial intermediary may be required to pay a commission to the financial intermediary for effecting such transactions.

The third paragraph of the sub-section “Investing Through an Intermediary” in the section “Shareholder Guide” beginning on page 102 is deleted and replaced with the following:

Class N and Class I shares of each Fund other than AMG Managers Pictet International Fund and AMG River Road Dividend All Cap Value Fund are authorized to pay shareholder servicing fees at a rate of up to 0.15% of the Fund’s average daily net assets with respect to such share class. Class N and Class I shares of AMG Managers Pictet International Fund are authorized to pay shareholder servicing fees at a rate of up to 0.15% and 0.10%, respectively, of the Fund’s average daily net assets with respect to such share class. Class N and Class I shares of AMG River Road Dividend All Cap Value Fund are each authorized to pay shareholder servicing fees at a rate of up to 0.04% of the Fund’s average daily net assets with respect to such share class. The Investment Manager has voluntarily agreed, through at least March 1, 2021, to waive a portion of the shareholder servicing fees paid by the various share classes of each Fund other than AMG Managers Pictet International Fund and AMG River Road Dividend All Cap Value Fund, as necessary, to ensure the total net expense ratio for each share class of each such Fund does not increase due to the fee and expense changes which took effect October 1, 2016.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE